John Hancock Variable Insurance Trust

Supplement dated July 12, 2018

to the current prospectus (the prospectus)

Lifecycle Trusts

Lifestyle Portfolios

Managed Volatility Portfolios

Strategic Equity Allocation Trust (the funds)

John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM US) has announced that Robert Boyda will be retiring from the firm in the first quarter of 2019. Accordingly, effective immediately, all references to Mr. Boyda are removed from the prospectus. Mr. Boyda will continue to consult with the funds’ portfolio management team in an advisory capacity until his retirement.

Nathan Thooft, CFA and Robert Sykes, CFA will continue to serve as portfolio managers of the Lifecycle Trusts and Lifestyle Portfolios. Messrs. Thooft and Sykes are jointly and primarily responsible for the day-to-day management of these funds’ portfolios.

Messrs. Thooft and Sykes, Jeffrey N. Given, CFA, and Luning “Gary” Li will continue to serve as portfolio managers of the Managed Volatility Portfolios. Messrs. Thooft, Sykes, Given, and Li are jointly and primarily responsible for the day-to-day management of these funds’ portfolios.

Mr. Thooft will continue to serve as the portfolio manager of Strategic Equity Allocation Trust. Mr. Thooft is primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Variable Insurance Trust

Supplement dated July 12, 2018

to the current Statement of Additional Information (the SAI)

Lifecycle Trusts

Lifestyle Portfolios

Managed Volatility Portfolios

Strategic Equity Allocation Trust (the funds)

John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM US) has announced that Robert Boyda will be retiring from the firm in the first quarter of 2019. Accordingly, effective immediately, all references to Mr. Boyda are removed from the SAI. Mr. Boyda will continue to consult with the funds’ portfolio management team in an advisory capacity until his retirement.

Nathan Thooft, CFA and Robert Sykes, CFA will continue to serve as portfolio managers of the Lifecycle Trusts and Lifestyle Portfolios. Messrs. Thooft and Sykes are jointly and primarily responsible for the day-to-day management of these funds’ portfolios.

Messrs. Thooft and Sykes, Jeffrey N. Given, CFA, and Luning “Gary” Li will continue to serve as portfolio managers of the Managed Volatility Portfolios. Messrs. Thooft, Sykes, Given, and Li are jointly and primarily responsible for the day-to-day management of these funds’ portfolios.

Mr. Thooft will continue to serve as the portfolio manager of Strategic Equity Allocation Trust. Mr. Thooft is primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for future reference.